Related Parties (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Related party notes payable	$ 1,331,762	$ 1,333,333		$ 1,505,100
Copa Di Vino Corporation [Member]
Related party notes payable			$ 992,710	233,426	$ 233,426	$ 509,329
Copa Di Vino Corporation [Member] | Discover Development LLC [Member]
Related party notes payable			992,710	108,426	108,426	353,445
Copa Di Vino Corporation [Member] | Drinx Tec Inc. [Member]
Related party notes payable			$ 0	125,000	$ 125,000	125,000
Copa Di Vino Corporation [Member] | Other [Member]
Related party notes payable				$ 0		$ 30,884